Fair Value Measurements (Details) - Summary of Assumptions Used to Fair Value in Black-Scholes-Merton Model - Valuation Technique, Black-Scholes-Merton Model [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Convertible Notes Payable [Member]
Summary of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Dividend yield	0.00%	0.00%
Term (years)	21 days	6 months 18 days
Warrant [Member]
Summary of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Dividend yield	0.00%	0.00%
Term (years)	4 years 4 months 24 days	4 years 10 months 20 days
Expected volatility [Member] | Convertible Notes Payable [Member]
Summary of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Expected volatility	32.00%	34.00%
Expected volatility [Member] | Warrant [Member]
Summary of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Expected volatility	75.00%	77.00%
Risk-free interest rate [Member] | Convertible Notes Payable [Member]
Summary of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Risk-free interest rate	5.47%	5.14%
Risk-free interest rate [Member] | Warrant [Member]
Summary of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Risk-free interest rate	4.39%	3.81%
Success probability [Member] | Convertible Notes Payable [Member]
Summary of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Success probability	15.00%	15.00%
Success probability [Member] | Warrant [Member]
Summary of Assumptions Used to Fair Value in Black-Scholes-Merton Model [Line Items]
Success probability	15.00%	15.00%